OTHER OPERATING GAINS - Additional Information (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Oct. 20, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) very_large_crude_carrier installment	Dec. 31, 2019 USD ($) suezmax_tanker_vessel_type vessels	Dec. 31, 2018 USD ($) very_large_crude_carrier
Property, Plant and Equipment [Line Items]
Number of vessels with terminated leases | very_large_crude_carrier							6
Gain on termination of vessel leases					$ 7,409	$ 0	$ 10,324
Gain on settlement of claim					3,422	3,737	0
Other gains					353	628	0
Gain on pooling arrangements						600	100
Compensation received on termination of contract					3,200
Gain on contract termination					$ 7,400
Number of vessels sold recorded as investment in finance lease | very_large_crude_carrier					1
Total purchase price consideration					$ 25,500
Gain on sale of vessel					12,354	0	0
Gain on sale of subsidiary					$ 6,928	0	0
SeaTeam
Property, Plant and Equipment [Line Items]
Ownership interest sold and purchased by other parties					71.38%
Cash consideration received on disposal					$ 10,700
Proceeds from sale of ownership interest			$ 5,400
Number of installments for consideration to be received on sale of ownership interest | installment					2
Gain on sale of subsidiary					$ 6,900
SeaTeam | Forecast
Property, Plant and Equipment [Line Items]
Proceeds from sale of ownership interest	$ 2,700	$ 2,700
SFL
Property, Plant and Equipment [Line Items]
Loss on pooling arrangements					$ 600	$ 1,500	$ 200
Number of owned pooled assets | suezmax_tanker_vessel_type						2
Number of third party pooled assets | vessels						2
Gain on contract termination				$ 7,400